Receivables - Investment in Impaired Receivables (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 564	$ 569
Unpaid Principal Balance, Total	563	569
Related Allowance, Total	257	292
Average recorded investment, Total	599	583
Retail [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	14	17
With no related allowance recorded, Unpaid Principal Balance	13	17
With no related allowance recorded, Average recorded investment	12	11
With an allowance recorded, Recorded Investment	32	27
With an allowance recorded, Unpaid Principal Balance	32	27
Related Allowance, Total	12	13
With an allowance recorded, Average recorded investment	35	30
Retail [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	96
With no related allowance recorded, Unpaid Principal Balance	96
With no related allowance recorded, Average recorded investment	99
With an allowance recorded, Recorded Investment	368	447
With an allowance recorded, Unpaid Principal Balance	368	447
Related Allowance, Total	223	249
With an allowance recorded, Average recorded investment	387	473
Retail [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	54	78
With an allowance recorded, Unpaid Principal Balance	54	78
Related Allowance, Total	22	30
With an allowance recorded, Average recorded investment	66	69
Wholesale [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	697	742
Unpaid Principal Balance, Total	692	739
Related Allowance, Total	151	101
Average recorded investment, Total	808	757
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	36	31
With an allowance recorded, Unpaid Principal Balance	36	30
Related Allowance, Total	3	6
With an allowance recorded, Average recorded investment	46	34
Wholesale [Member] | EMEA [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded Investment	35	42
With no related allowance recorded, Unpaid Principal Balance	35	42
With no related allowance recorded, Average recorded investment	40	40
With an allowance recorded, Recorded Investment	545	644
With an allowance recorded, Unpaid Principal Balance	545	644
Related Allowance, Total	97	78
With an allowance recorded, Average recorded investment	653	655
Wholesale [Member] | LATAM [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	29	13
With an allowance recorded, Unpaid Principal Balance	24	11
Related Allowance, Total	9	10
With an allowance recorded, Average recorded investment	21	14
Wholesale [Member] | APAC [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded, Recorded Investment	52	12
With an allowance recorded, Unpaid Principal Balance	52	12
Related Allowance, Total	42	7
With an allowance recorded, Average recorded investment	$ 48	$ 14